INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS EQUITY METHOD INVESTEES - Excess MSR Investments (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended		12 Months Ended										12 Months Ended			12 Months Ended																				12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 MSRs Pool 6	Dec. 31, 2013 MSRs Pool 11		Dec. 31, 2013 MSR Pool 11 Recapture Agreement		Dec. 31, 2013 MSRs		Dec. 31, 2012 MSRs		Nov. 30, 2012 MSRs	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6		Jan. 04, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 6	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 6 Recapture Agreement		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 7		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 7 Recapture Agreement		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 8		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 8 Recapture Agreement		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 9		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 9 Recapture Agreement		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10 Lower Range		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 10 Upper Range		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 10 Recapture Agreement		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 10 Recapture Agreement Lower Range	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 10 Recapture Agreement Upper Range	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11		May 20, 2013 Excess Mortgage Servicing Rights Investees MSRs Pool 11	Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSR Pool 11 Recapture Agreement		Dec. 31, 2013 Excess Mortgage Servicing Rights Investees MSRs
Unpaid principal balance of underlying loans			$ 436,241				$ 78,953,614		$ 76,560,751		$ 13,000,000		$ 10,152,488					$ 31,518,733				$ 14,040,636				$ 30,814,192				$ 68,890,509	[1]									$ 18,202,920					$ 173,619,478
Investee Interest in Excess MSR													66.70%			66.70%		66.70%		66.70%		66.70%		66.70%		66.70%		66.70%				66.70%	[2]	77.00%	[2]			66.70%	77.00%	66.70%			66.70%
Ownership percentage in equity method investees		50.00%									50.00%	50.00%	50.00%		50.00%	50.00%		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%		50.00%	[1]					50.00%				50.00%		50.00%	50.00%
Amortized Cost Basis			2,091	[3]	254	[3]	261,429	[3]	235,646	[3]			38,488	[4]		7,666	[4]	99,743	[4]	16,706	[4]	55,905	[4]	7,542	[4]	103,713	[4]	33,905	[4]	205,975	[1],[4]					13,739	[4]			43,157	[4]		23,178	[4]	649,717	[4]
Carrying Value			$ 2,080	[5]	$ 235	[5]	$ 324,151	[5]	$ 245,036	[5]			$ 47,144	[6]		$ 9,969	[6]	$ 102,947	[6]	$ 26,388	[6]	$ 54,759	[6]	$ 14,713	[6]	$ 127,646	[6]	$ 34,154	[6]	$ 208,055	[1],[6]					$ 7,165	[6]			$ 51,687	[6]		$ 19,054	[6]	$ 703,681	[6]
Weighted average yield	2.66%		12.50%		12.50%		12.90%		17.60%				12.50%			12.50%		12.50%		12.50%		12.50%		12.50%		12.50%		12.50%		12.50%	[1]					12.50%				12.50%			12.50%		12.50%
Weighted average life (years)	5 years 8 months 12 days [7]		6 years 6 months	[8]	14 years 3 months 18 days	[8]	5 years 9 months 18 days	[8]	5 years 4 months 24 days	[8]			5 years	[9]		11 years 10 months 24 days	[9]	5 years 1 month 6 days	[9]	12 years 3 months 18 days	[9]	5 years 1 month 6 days	[9]	11 years 10 months 24 days	[9]	4 years 9 months 18 days	[9]	11 years 10 months 24 days	[9]	5 years 4 months 24 days	[1],[9]					13 years 4 months 24 days	[9]			5 years 6 months	[9]		11 years 1 month 6 days	[9]	6 years 3 months 18 days	[9]

[1]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR as of December 31, 2013 (Note 6).
[2]	Pool in which New Residential also invested in related servicer advances, including the basic fee component of the related MSR subsequent to December 31, 2013 (Note 18).
[3]	The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[4]	Represents the amortized cost basis of the equity method investees in which New Residential holds a 50% interest. The amortized cost basis of the Recapture Agreements is determined based on the relative fair values of the Recapture Agreements and related Excess MSRs at the time they were acquired.
[5]	Carrying Value represents the fair value of the pools or Recapture Agreements, as applicable.
[6]	Represents the carrying value of the Excess MSRs held in equity method investees, in which New Residential effectively holds a 50% interest. Carrying value represents the fair value of the pools or Recapture Agreements, as applicable.
[7]	The weighted average life is based on the timing of expected principal reduction on the assets.
[8]	Weighted Average Life represents the weighted average expected timing of the receipt of expected cash flows for this investment.
[9]	The weighted average life represents the weighted average expected timing of the receipt of cash flows of each investment.